Trade accounts payable (Tables)	12 Months Ended
Dec. 31, 2023
Trade accounts payable.
Schedule of trade accounts payable

	December 31,
	2023		2022		2021
Suppliers and contractors	Ps.	286,264	Ps.	223,153	Ps.	123,330
Customer advances		32,892		46,377		58,512
Statutory employee profit sharing		66,347		56,760		31,365
	Ps.	385,503	Ps.	326,290	Ps.	213,207